INTANGIBLE ASSETS AND GOODWILL - Changes in Intangible Assets and Goodwill (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), beginning balance	€ 70	€ 70
Intangible assets acquired through business combination		0
Additions	4	9
Amortization expense	(10)	(10)
Impairment	(1)
Transfer	0	0
Effect of changes in foreign exchange rates	(2)	1
Intangible assets (excluding goodwill), ending balance	61	70
Changes in goodwill [abstract]
Goodwill, beginning balance	455	422
Acquired through business combination		24
Effect of changes in foreign exchange rates	(38)	9
Goodwill, ending balance	417	455
Cost
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), beginning balance	217
Intangible assets (excluding goodwill), ending balance	208	217
Changes in goodwill [abstract]
Goodwill, beginning balance	455
Goodwill, ending balance	417	455
Less accumulated depreciation and impairment
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), beginning balance	(147)
Intangible assets (excluding goodwill), ending balance	(147)	(147)
Technology
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), beginning balance	21	22
Intangible assets acquired through business combination		0
Additions	0	0
Amortization expense	(1)	(1)
Impairment	0
Transfer	0	0
Effect of changes in foreign exchange rates	(2)	0
Intangible assets (excluding goodwill), ending balance	18	21
Technology | Cost
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), beginning balance	87
Intangible assets (excluding goodwill), ending balance	79	87
Technology | Less accumulated depreciation and impairment
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), beginning balance	(66)
Intangible assets (excluding goodwill), ending balance	(61)	(66)
Computer Software
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), beginning balance	19	18
Intangible assets acquired through business combination		0
Additions	0	1
Amortization expense	(8)	(8)
Impairment	(1)
Transfer	4	7
Effect of changes in foreign exchange rates	1	1
Intangible assets (excluding goodwill), ending balance	15	19
Computer Software | Cost
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), beginning balance	73
Intangible assets (excluding goodwill), ending balance	76	73
Computer Software | Less accumulated depreciation and impairment
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), beginning balance	(54)
Intangible assets (excluding goodwill), ending balance	(61)	(54)
Customer relationships
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), beginning balance	14	15
Intangible assets acquired through business combination		0
Additions	0	0
Amortization expense	(1)	(1)
Impairment	0
Transfer	0	0
Effect of changes in foreign exchange rates	0	0
Intangible assets (excluding goodwill), ending balance	13	14
Customer relationships | Cost
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), beginning balance	39
Intangible assets (excluding goodwill), ending balance	37	39
Customer relationships | Less accumulated depreciation and impairment
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), beginning balance	(25)
Intangible assets (excluding goodwill), ending balance	(24)	(25)
Work in Progress
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), beginning balance	14	13
Intangible assets acquired through business combination		0
Additions	4	8
Amortization expense	0	0
Impairment	0
Transfer	(4)	(7)
Effect of changes in foreign exchange rates	(1)	0
Intangible assets (excluding goodwill), ending balance	13	14
Work in Progress | Cost
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), beginning balance	16
Intangible assets (excluding goodwill), ending balance	14	16
Work in Progress | Less accumulated depreciation and impairment
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), beginning balance	(2)
Intangible assets (excluding goodwill), ending balance	(1)	(2)
Other
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), beginning balance	2	2
Intangible assets acquired through business combination		0
Additions	0	0
Amortization expense	0	0
Impairment	0
Transfer	0	0
Effect of changes in foreign exchange rates	0	0
Intangible assets (excluding goodwill), ending balance	2	2
Other | Cost
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), beginning balance	2
Intangible assets (excluding goodwill), ending balance	2	2
Other | Less accumulated depreciation and impairment
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), beginning balance	0
Intangible assets (excluding goodwill), ending balance	€ 0	€ 0